INVESTMENTS SECURITIES - HELD TO MATURITY	12 Months Ended
Jun. 30, 2019
INVESTMENTS SECURITIES - HELD TO MATURITY
INVESTMENTS SECURITIES - HELD TO MATURITY

NOTE 6 -             INVESTMENTS SECURITIES – HELD TO MATURITY

Investments securities – held to maturity as of June 30, 2019 and 2018 mainly represented asset management products that Jinshang Leasing purchased from financial institutions. The term for the investments is one year or three or five years, and Jinshang Leasing have the ability and intent to hold the security until maturity. Interest from these investments varies from 5% to 5.5% annually, with deduction of a management fee, and was receivable quarterly, annually or upon maturity. Given that the amount of returns of the investments is determinable, the Company recorded these investments at amortized cost using the effective interest.

The following table sets forth the contractual maturity of the balances as of June 30, 2018 in future periods and the balances as of June 30, 2019 was nil  .

Maturing within:	HTM securities
Within 1 year	$48,345,306
2 years	—
3 years	—
4 years	—
5 years	—
Thereafter	—
$48,345,306

Interest income from these investments was $105,878 and $3,942,719 for the years ended June 30, 2019 and 2018, respectively. Earned but uncollected interest was nil and $4,168,233 as of June 30, 2019 and 2018, respectively.